Form, Content and Other General Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of information about consolidated structured entities [abstract]
Name of reporting entity	Telecom Italia S.p.A. (the “Parent”), also known in short as “TIM S.p.A.”, and its subsidiaries form the “TIM Group” or the “Group”.
Description of business	The Group is engaged principally in the communications sector and, particularly, the fixed and mobile national and international telecommunications sector.
Date of end of reporting period	Dec. 31, 2018
Description of functional currency	The TIM Group consolidated financial statements as at December 31, 2018 are expressed in euro.
Level of rounding used in financial statement	Rounded to the nearest million unless otherwise indicated.